Business Overview and Basis of Presentation (Details) - USD ($)			12 Months Ended
	Nov. 29, 2024	Jul. 17, 2024	Dec. 31, 2024	Nov. 19, 2024	Aug. 21, 2024
Business Overview and Basis of Presentation [Line Items]
Issued share capital	500,000,000
Par value (in Dollars per share)	$ 0.000005		$ 0.001
Initial new shares	500,000,000		500,000,000
Authorized share capital (in Dollars)	$ 2,500		$ 500,000
Forward stock split shares	99,500,000,000
Forward stock split	1:200 forward stock split
Novel Majestic [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	931,000
Par value (in Dollars per share)	$ 0.000005
Shares percentage					18.62%
Cosmic Magnet [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	245,000
Par value (in Dollars per share)	$ 0.000005
Shares percentage					4.90%
Dragon Circle [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	245,000
Par value (in Dollars per share)	$ 0.000005
Shares percentage					4.90%
Rosywood Holdings [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	245,000
Par value (in Dollars per share)	$ 0.000005
Shares percentage					4.90%
Golden Legend [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	167,000
Par value (in Dollars per share)	$ 0.000005
Shares percentage	25.00%				3.34%
Mega Origin [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital	3,167,200
Par value (in Dollars per share)	$ 0.000005
Delixy Energy Pte Ltd [Member]
Business Overview and Basis of Presentation [Line Items]
Incorporated date			Sep. 10, 2007
Issued share capital			1,000,000
Delixy International Limited [Member]
Business Overview and Basis of Presentation [Line Items]
Issued share capital		50,000
Par value (in Dollars per share)		$ 1
Initial new shares		1,000
Delixy Holdings Limited [Member]
Business Overview and Basis of Presentation [Line Items]
Par value (in Dollars per share)			$ 0.001
Initial new shares			500,000,000
Authorized share capital (in Dollars)			$ 500,000
Mega Origin [Member] | Mr. Xie [Member]
Business Overview and Basis of Presentation [Line Items]
Shares percentage				63.34%